Prepaid Land Lease Payments (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Land And Lease Payments [Abstract]
Schedule of Prepaid Land Lease Payments

	December 31,
	2022	2021
Prepaid land lease payments	$78,356	$44,872
Less: accumulated amortization	(8,541)	(5,142)
Net carrying value	$69,815	$39,730